Subsequent Events (Details Narrative) (10-K)									3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 04, 2021 $ / shares shares	Oct. 30, 2020 $ / shares shares	Jun. 15, 2020 USD ($) Integer $ / shares shares	Jun. 08, 2020 USD ($) $ / shares shares	Jun. 08, 2020 USD ($) $ / shares shares	May 14, 2020 USD ($) $ / shares	Apr. 10, 2020 shares	Mar. 30, 2020 USD ($)	Jun. 27, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares	Jan. 15, 2021 USD ($) $ / shares	Apr. 02, 2020 $ / shares	Jan. 08, 2020	Jul. 13, 2019 $ / shares
Number of securities remaining available for future issuance | shares												1,905,700
Number of shares issued | shares										991,014	652,466	3,044,657
Proceeds from sale of equity												$ 339,000	$ 399,865
Debt interest rate												8.00%				6.00%
Notes payable and accrued interest - related party												$ 61,255	85,752
Annual monthly payments												$ 3,100
Debt term												24 months
Proceeds from related party debt													$ 70,000
Common stock, par value | $ / shares										$ 0.001		$ 0.001	$ 0.001
Proceeds from common stock										$ 316,500	$ 339,000
Debt instrument maturity date										Apr. 30, 2020		Apr. 30, 2020
Purchase price per share | $ / shares																	$ 1.11
Minimum [Member]
Proceeds from related party debt												$ 3,500,000
Investor [Member]
Proceeds from sale of units								$ 52,000
Director [Member]
Number of shares issued | shares												63,141
Debt conversion, description												Conversion rate of .37:1.00.
John Lai [Member]
Warrants exercise price | $ / shares		$ 1.33										$ 0.56
Number of securities remaining available for future issuance | shares												540,000
Number of shares issued | shares		42,188
Subsequent Event [Member]
Warrants exercise price | $ / shares				$ 0.35	$ 0.35										$ 1.00
Gross up warrants percentage					125.00%
Number of securities remaining available for future issuance | shares				262,767	262,767
Proceeds from sale of units									$ 52,000
Sale of unit per price | $ / shares															$ 0.65
Number of shares issued | shares									1
Warrant exercisable term									3 years
Proceeds from sale of equity									$ 52,000
Number of shares of common stock issued on exchange | shares							120,000
Debt Principal														$ 205
Debt conversion price per share | $ / shares														$ 2.89
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Debt interest rate			12.50%
Debt conversion price per share | $ / shares			$ 0.28
Debt instrument maturity date			Mar. 15, 2021
Conversion price, percentage			0.70
Trading days | Integer			15
Debt conversion, description			The holder of the Notes will not have the right to convert any portion of the Notes if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion and under no circumstances may convert the Notes if the investor, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of the Common Stock outstanding immediately after giving effect to its conversion.
Purchase price per share | $ / shares			$ 0.35
Subsequent Event [Member] | Engagement Agreement [Member] | Fordham Financial Management, Inc [Member]
Warrants exercise price | $ / shares			$ 0.35
Number of shares issued | shares			75,000
Cash fee percentage			10.00%
Warrants to pruchase percentage			10.00%
Subsequent Event [Member] | Director [Member]
Debt face amount						$ 10,000
Cash purchased						5,000
Debt Principal						$ 25,000
Debt interest rate						6.00%
Debt conversion price per share | $ / shares						$ 0.2538
Subsequent Event [Member] | John Lai [Member]
Warrants exercise price | $ / shares	$ 1.33			$ 0.556	$ 0.556
Number of securities remaining available for future issuance | shares				90,000	90,000
Number of shares issued | shares	38,516
Warrants outstanding				$ 27,524	$ 27,524
Warrant term				Oct. 31, 2020
Subsequent Event [Member] | Two Tranches [Member] | Securities Purchase Agreement [Member]
Number of securities remaining available for future issuance | shares			1,114,286
Debt Principal			$ 705,882
Debt interest rate			15.00%
Common stock, par value | $ / shares			$ 0.001
Subsequent Event [Member] | First Tranches [Member] | Securities Purchase Agreement [Member]
Number of securities remaining available for future issuance | shares			557,143
Debt Principal			$ 352,941
Proceeds from common stock			$ 300,000
Original issue discount rate			15.00%
Subsequent Event [Member] | Second Tranches [Member] | Securities Purchase Agreement [Member]
Number of securities remaining available for future issuance | shares			557,143
Debt Principal			$ 352,941
Proceeds from common stock			$ 300,000
Original issue discount rate			15.00%